Share Capital and warrants - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Earnings per share [line items]
Issued common shares as at December 1	95,121,639	77,013,411
Effect of share issue	5,146,731	3,271,017
Weighted average number of common shares, basic and diluted	95,253,348	92,350,198
ATM program [Member]
Earnings per share [line items]
Effect of share issue	118,356	0
Share options [member]
Earnings per share [line items]
Effect of share options exercised	13,353	374,247
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	0	14,816,285
Brokers warrants [member]
Earnings per share [line items]
Effect of broker warrants exercised	0	146,255